Property and equipment	12 Months Ended
Aug. 31, 2024
Property and equipment.
Property and equipment

10. Property and equipment

	Machinery
	and	Rolling	Computer		Leasehold	Boat
	equipment	stock	equipment	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2022	333,084	118,664	21,032	911,924	264,356	971,477	2,620,537
Additions	62,409	69,029	565	30,501	97,699	678,599	938,802
Transferred from Right-of-use assets	—	—	3,646	—	—	41,161	44,807
Disposals	—	(136,072)	—	—	—	(499,770)	(635,842)
Currency translation	—	(2,347)	—	—	—	(70,115)	(72,462)
Balance at August 31, 2023	395,493	49,274	25,243	942,425	362,055	1,121,352	2,895,842
Additions	30,845	3,088	—	236,654	10,000	318,991	599,578
Transferred to Inventory	—	—	—	—	—	(154,912)	(154,912)
Disposals	—	(6,213)	—	(62,632)	—	(360,881)	(429,726)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(635,327)	(635,327)
Balance at August 31, 2024	426,338	46,149	25,243	1,116,447	372,055	289,223	2,275,455

Accumulated depreciation
Balance at August 31, 2022	197,804	29,999	12,803	73,028	44,505	43,416	401,555
Depreciation	31,495	25,875	4,485	37,696	69,332	72,163	241,046
Disposal	—	(21,864)	—	—	—	(38,821)	(60,685)
Balance at August 31, 2023	229,299	34,010	17,288	110,724	113,837	76,758	581,916
Depreciation	38,522	4,574	4,374	40,949	101,665	67,908	257,992
Disposals	—	(3,655)	—	(728)	—	(37,646)	(42,029)
Transferred to Inventory	—	—	—	—	—	(21,394)	(21,394)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(79,452)	(79,452)
Balance at August 31, 2024	267,821	34,929	21,662	150,945	215,502	6,174	697,033

Net carrying amount
As at August 31, 2023	166,194	15,264	7,955	831,701	248,218	1,044,594	2,313,926
As at August 31, 2024	158,517	11,220	3,581	965,502	156,553	283,049	1,578,422

As at August 31, 2024, moulds of nil [August 31, 2023 – $377,253] are not depreciated because they are not ready for use.